SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of entity's operating segments [Abstract]
SEGMENTAL INFORMATION	SEGMENTAL INFORMATION
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief
Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual
members of the Executive Committee are responsible for geographic regions of the business.
Under the Group’s operating model, the financial results and the composition of the operating segments are reported to the
CODM per geographical region and the Projects segment which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities.
In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

Figures in millions	Gold income
US Dollars	2025	2024	2023

Geographical analysis of gold income by origin is as follows:
Africa (1)	7,152	3,756	3,068
Kibali - Attributable 45%	1,038	741	668
Iduapriem	704	563	522
Obuasi	942	530	439
Siguiri	990	653	505
Geita	1,730	1,150	934
Sukari (8)	1,748	119	—

Australia	1,876	1,394	1,081
Sunrise Dam	789	626	495
Tropicana - Attributable 70%	1,087	768	586

Americas	1,740	1,264	999
Cerro Vanguardia	612	439	317
AngloGold Ashanti Mineração (2)	946	634	515
Serra Grande (9)	182	191	167

	10,768	6,414	5,148
Equity-accounted joint ventures included above	(1,038)	(741)	(668)
	9,730	5,673	4,480

The Company is not economically dependent on a limited number of customers for the sale of its product as gold can be sold through numerous commodity market traders worldwide.
Approximately 62% of the Group's total gold produced is sold to four main customers: ANZ Investment Bank Ltd in Australia 19% (reported in the Australia segment),
Standard Chartered Bank in the UK 14% (reported in the Africa segment), JP Morgan Chase NA New York in the United States 11% (reported in the Africa segment)
and MKS Finance SA in Europe 18% (reported in the Africa segment). Due to the diversity and depth of the total gold market, the bullion banks do not possess significant pricing power.

Figures in millions	By-product revenue
US Dollars	2025	2024	2023

Geographical analysis of by-product revenue by origin is as follows:
Africa (1)	11	6	5
Kibali - Attributable 45%	2	2	2
Obuasi	1	1	1
Siguiri	—	1	—
Geita	4	2	2
Sukari (8)	4	—	—

Australia	6	5	4
Sunrise Dam	2	2	1
Tropicana - Attributable 70%	4	3	3

Americas	148	111	95
Cerro Vanguardia	130	109	93
AngloGold Ashanti Mineração	18	2	2

	165	122	104
Equity-accounted joint ventures included above	(2)	(2)	(2)
	163	120	102

Figures in millions	Cost of sales
US Dollars	2025	2024	2023

Africa (1)	3,466	2,304	2,111
Kibali - Attributable 45%	432	380	372
Iduapriem	424	351	387
Obuasi	458	360	313
Siguiri	591	518	473
Geita	773	612	566
Sukari (8)	789	83	—
Administration and other	(1)	—	—

Australia	1,009	945	867
Sunrise Dam	442	430	399
Tropicana - Attributable 70%	527	479	438
Administration and other	40	36	30

Americas	973	858	931
Cerro Vanguardia	441	368	307
AngloGold Ashanti Mineração	391	352	453
Serra Grande (9)	139	136	169
Administration and other	2	2	2

Corporate and other	6	(1)	4
	5,454	4,106	3,913
Equity-accounted joint ventures included above	(432)	(380)	(372)
	5,022	3,726	3,541

Figures in millions	Gross profit (3)
US Dollars	2025	2024	2023

Africa (1)	3,696	1,459	961
Kibali - Attributable 45%	608	363	297
Iduapriem	280	213	135
Obuasi	485	171	127
Siguiri	400	136	31
Geita	960	540	370
Sukari (8)	962	36	—
Administration and other	1	—	1

Australia	874	453	220
Sunrise Dam	350	197	99
Tropicana - Attributable 70%	564	292	151
Administration and other	(40)	(36)	(30)

Americas	915	517	162
Cerro Vanguardia	301	180	102
AngloGold Ashanti Mineração	573	283	63
Serra Grande (9)	43	56	(2)
Administration and other	(2)	(2)	(1)

Corporate and other	(6)	1	(19)
	5,479	2,430	1,324
Equity-accounted joint ventures included above	(608)	(363)	(297)
	4,871	2,067	1,027

Figures in millions	Amortisation
US Dollars	2025	2024	2023

Africa (1)	1,006	455	419
Kibali - Attributable 45%	107	92	99
Iduapriem	113	79	129
Obuasi	87	75	61
Siguiri	64	51	39
Geita	256	138	91
Sukari (8)	379	20	—

Australia	181	190	163
Sunrise Dam	67	77	58
Tropicana - Attributable 70%	113	112	104
Administration and other	1	1	1

Americas	203	195	170
Cerro Vanguardia	68	61	39
AngloGold Ashanti Mineração	105	112	88
Serra Grande (9)	30	22	43

Corporate and other	4	4	5
	1,394	844	757
Equity-accounted joint ventures included above	(107)	(92)	(99)
	1,287	752	658

Figures in millions	Total assets (4)(5)
US Dollars	2025	2024	2023
		Revised (7)	Revised (7)

Africa (1)	9,294	9,081	4,414
Kibali - Investment in joint venture and loan receivable	981	950	1,066
Iduapriem	668	579	526
Obuasi	1,617	1,481	1,288
Siguiri	700	591	486
Geita	1,283	1,231	1,042
Sukari (8)	4,034	4,243	—
Administration and other	11	6	6

Australia	1,115	845	942

Americas (7)	1,712	1,533	1,336
Cerro Vanguardia	560	626	524
AngloGold Ashanti Mineração (7)	1,080	728	654
Serra Grande (7)(9)	—	161	139
Administration and other	72	18	19

Projects	975	991	833
Colombian projects (10)	117	207	194
North American projects	858	784	639

Corporate and other	1,982	780	732
	15,078	13,230	8,257

Figures in millions	Non-current assets (6)
US Dollars	2025	2024	2023

Non-current assets considered material, by country are:

United Kingdom	62	59	58
Foreign entities	9,859	9,575	5,423

DRC	648	487	561
Egypt	3,319	3,617	—
Ghana	2,008	1,722	1,512
Tanzania	843	812	706
Australia	843	666	752
Brazil	576	577	510
United States	846	660	636

Figures in millions	Capital expenditure
US Dollars	2025	2024	2023

Africa (1)	1,135	814	710
Kibali - Attributable 45%	151	125	85
Iduapriem	173	169	142
Obuasi	209	202	214
Siguiri	102	102	78
Geita	238	196	191
Sukari (8)	262	20	—

Australia	185	153	135
Sunrise Dam	87	65	47
Tropicana - Attributable 70%	98	88	87
Administration and other	—	—	1

Americas	236	209	254
Cerro Vanguardia	64	71	75
AngloGold Ashanti Mineração	135	98	124
Serra Grande (9)	37	40	55

Projects	42	38	27
Colombian projects	13	13	11
North American projects	29	25	16

Corporate and other	2	1	1
	1,600	1,215	1,127
Equity-accounted joint ventures included above	(151)	(125)	(85)
	1,449	1,090	1,042
(1)Includes equity-accounted investments.
(2)Includes income from sale of gold concentrate of $120m (2024: $314m; 2023: $267m).
(3)The Group's segmental profit measure is gross profit, which excludes the results of associates and joint ventures. For the reconciliation of gross profit to profit before taxation, refer to the Group income statement.
(4)Total assets include allocated goodwill of $102m (2024: $95m; 2023: $105m) for Australia (refer to Note 17).
(5)For the year ended 31 December 2025, pre-tax net impairment and net loss on disposal and derecognition of assets were accounted for in Africa ($59m) and
Projects ($98m), partially offset by pre-tax impairment reversal and profit on sale of assets in the Americas ($69m). For the year ended 31 December 2024, pre-
tax impairment reversals and loss on derecognition of assets were accounted for in the Americas ($50m) partly offset by a loss on derecognition of assets in
Africa ($3m). For the year ended 31 December 2023, pre-tax net impairments and derecognition of assets of $227m were accounted for in the Americas
($207m) and Projects ($25m), partly offset by a profit on derecognition of assets in Africa ($5m).
(6)Non-current assets exclude financial instruments, deferred tax assets and reimbursive right for post-retirement benefits.
(7)Comparative periods for total assets have been revised due to the prior period error in the classification of deferred and current taxation assets and liabilities for
AngloGold Ashanti Mineração and Serra Grande. Refer to Note 1.4.
(8)Centamin plc, whose main operating mine is Sukari in Egypt, was acquired on 22 November 2024.
(9)On 1 December 2025, the Group completed the sale of its entire interest in Serra Grande to Aura Minerals Inc.
(10)The Group fully impaired exploration and evaluation costs of $98m relating to the Quebradona project. Refer to Note 15.